UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F



            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER


              Report for the Calendar Year or Quarter Ended 6/30/99

If amended report check here: [ ]: Amendment Number:
This Amendment (Check Only One): [ ] Is a Restatement
                                 [ ] Adds New Holdings Entries

Salem Investment Counselors, Inc.
----------------------------------------
Name of Institutional Investment Manager

480 Shepherd Street, Suite 200,  Winston-Salem, NC  27103
---------------------------------------------------------
Business Address

Dale M. Brown, Vice President (336) 768-7230
--------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 30th day of July, 1999.

Salem Investment Counselors, Inc.
------------------------------------------
(Name of Institutional Investment Manager)

By: /s/ Dale M. Brown, Vice President
---------------------------------------
(Signature of Person Duly Authorized to
Submit This Report)


Form 13F file number: 28-03405
                      --------


Report Type (check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no  holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION  REPORT.  (Check  here  if a  portion of the holdings for
      this  reporting   manager  are  reported  in this report and a portion are
      reported by other reporting manager(s).)

List of other managers reporting for this manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
                                  -----------------------

Form 13F Information Table Entry Total:   159
                                        ---------------------------

Form 13F Information Table Value Total: $356,374,252
                                        --------------------------

List of Other Reporting Managers: None


                                    FORM 13F
                           Name of Reporting Manager:
                        Salem Investment Counselors, Inc.


                                                                                                                      VOTING
                                                          FAIR                                                       AUTHORITY
                                     TITLE OF             MARKET      SHARES/    SH/ PUT/   INVEST              --------------------
NAME OF ISSUER                       CLASS     CUSIP      VALUE       PRN AMT    PRN CALL DISCRETN  MANAGERS    SOLE   SHARED   NONE

Abacan Resource CP New               common    002919108       1,688     13,500  SH           sole              13,500
Abbott Labs                          common    002824100     531,069     11,704  SH           sole              11,704
Acorn Investment  Intl. Fund         common    004851200   2,372,841     98,173  SH           sole              98,173
Allmerica Financial                  common    019754100     280,760      4,617  SH           sole               4,617
America OnLine, Inc.                 common    02364J104   1,397,880     12,708  SH           sole              12,708
American Gen Corp                    common    026351106     287,782      3,818  SH           sole               3,818
American Home Products               common    026609107   2,393,742     41,721  SH           sole              41,721
Analysts Int'l Corp                  common    032681108     312,656     21,750  SH           sole              21,750
Anchor Financial Corp S C            common    033036104     573,563     17,250  SH           sole              17,250
Annaly Mortgage Management, Inc.     common    035710409     112,500     10,000  SH           sole              10,000
Arcadia Financial Ltd.               common    039101100     155,000     20,000  SH           sole              20,000
Asia Tigers Fund, Inc.               common    04516T105     752,875     79,250  SH           sole              79,250
AT&T Corp-Liberty Media Group        common    001957208     265,629      7,228  SH           sole               7,228
Automatic Data Processing, Inc.      common    053015103     486,920     11,840  SH           sole              11,840
Bank of America Corp.                common    060505104  18,779,418    256,154  SH           sole             256,154
Bank of Granite Corp.                common    062401104     201,531      8,184  SH           sole               8,184
Basin Exploration Inc.               common    070107107     786,430     39,200  SH           sole              39,200
BB&T Corporation                     common    054937107   1,936,209     52,775  SH           sole              52,775
BellSouth Corp                       common    079860102     374,581      8,121  SH           sole               8,121
Berkshire Hathaway, Inc. DEL CL A    common    084670108   1,036,500         15  SH           sole                  15
Blackrock 1999 Term TR Inc.          common    09247T100     167,497     16,855  SH           sole              16,855
Blackrock 2001 Term TR               common    092477108     783,360     87,040  SH           sole              87,040
Blackrock Advantage Term TR          common    09247A101     143,617     14,825  SH           sole              14,825
Blackrock Invt. Quality TRM          common    09247J102     815,290     98,080  SH           sole              98,080
Blackrock Strategic Term             common    09247P108     858,175     94,690  SH           sole              94,690
Blackrock Target TRM TR              common    092476100   1,346,538    139,900  SH           sole             139,900
Boddie-Noell Rest Ppty               common    096903109   2,171,775    188,850  SH           sole             188,850
BP Amoco PLC ADR                     common    055622104   1,004,602      9,259  SH           sole               9,259
Bristol Myers Squibb Co.             common    110122108     982,187     13,944  SH           sole              13,944
Broadway Financial Corp              common    111444105      65,625     12,500  SH           sole              12,500
Cablevision System Corp              common    12686C109     427,000      6,100  SH           sole               6,100
Cable Design Technologies Corp       common    126924109     183,326     11,875  SH           sole              11,875
Callon Petroleum                     common    13123X102     157,011     15,226  SH           sole              15,226
Capital Bk Raleigh NC                common    139808109     506,250     50,000  SH           sole              50,000
CCB Financial Corp                   common    124875105   2,923,670     55,294  SH           sole              55,294
Cenit Bancorp, Inc.                  common    15131W109     596,688     31,250  SH           sole              31,250
Century Bancshares Inc               common    156436107     747,696    124,616  SH           sole             124,616
Chevron Corporation                  common    166751107     228,341      2,402  SH           sole               2,402
Cincinnati Financial Corp            common    172062101     897,455     23,892  SH           sole              23,892
Cisco Sys., Inc.                     common    17275R102   5,384,761     83,565  SH           sole              83,565
Coca Cola Company                    common    191216100   4,841,084     78,082  SH           sole              78,082
Coddle Creek Financial Inc           common    191891100   3,570,975     60,525  SH           sole              60,525
Community Bancshares Inc. SC         common    20343F100   1,050,709     89,422  SH           sole              89,422
Cooperative Bankshares, Inc.         common    216844100     453,611     43,201  SH           sole              43,201
Cree Resh Inc.                       common    225447101   1,603,773     20,845  SH           sole              20,845
CT Communication Cl B                common    126426204     654,710     15,920  SH           sole              15,920
Cypress Semiconductor Corp.          common    232806109     162,500     10,400  SH           sole              10,400
Dallas Semiconductor Corp.           common    235204104     547,085     10,780  SH           sole              10,780
Dell Computer Corp.                  common    247025109     371,850     10,050  SH           sole              10,050
Dimon, Inc.                          common    254394109  14,580,941  2,810,513  SH           sole           2,810,513
Disney, Walt Company                 common    254687106     834,478     27,082  SH           sole              27,082
Duke Energy Corp.                    common    264399106   1,209,340     22,215  SH           sole              22,215
DuPont de Nemours E.I.               common    263534109     201,113      2,944  SH           sole               2,944
ECB Bancorp Inc.                     common    268253101     154,986     13,000  SH           sole              13,000
EMC Corp. MASS                       common    268648102     508,750      9,250  SH           sole               9,250
Eaton Corp                           common    278058102     213,808      2,324  SH           sole               2,324
Emerson Electric                     common    291011104     268,449      4,166  SH           sole               4,166
Engel General Developers  Ltd.       common    M40515104      33,750     15,000  SH           sole              15,000
Exxon Corporation                    common    302290101   1,345,446     17,445  SH           sole              17,445
First American Corp, TN              common    318900107     948,052     22,810  SH           sole              22,810
First Charter Corp.                  common    319439105     226,685      9,159  SH           sole               9,159
First Regional Bancorp               common    33615C101     317,213     38,450  SH           sole              38,450
First Union Corporation              common    337358105   3,039,845     64,506  SH           sole              64,506
Firstar Corp                         common    33763V109     504,000     18,000  SH           sole              18,000
Firstfed Financial Corp              common    337907109   7,389,748    383,883  SH           sole             383,883
Fortune Brands, Inc.                 common    349631101     237,989      5,752  SH           sole               5,752
General Electric                     common    369604103   3,932,852     34,804  SH           sole              34,804
Gillette Co.                         common    375766102   1,049,026     25,586  SH           sole              25,586
Great Lakes Chem. Corp.              common    390568103   5,816,836    126,280  SH           sole             126,280
Guidant Corporation                  common    401698105  16,232,239    317,501  SH           sole             317,501
Gulfmark Offshore, Inc.              common    402629109     803,890     42,310  SH           sole              42,310
Harrington Financial Group           common    413801101     495,538     68,350  SH           sole              68,350
Hewlett Packard                      common    428236103  11,393,987    113,373  SH           sole             113,373
Hubbell Inc. Class B                 common    443510201   8,721,665    192,213  SH           sole             192,213
Intel Corp                           common    458140100   6,162,118    103,565  SH           sole             103,565
International Business Machines      common    459200101   1,332,051     10,306  SH           sole              10,306
IRT Properties Company               common    450058102     708,930     71,754  SH           sole              71,754
Jefferson Fed. Svgs & Ln Assn.       common    474060100     222,700     13,100  SH           sole              13,100
Jefferson Pilot Corp                 common    475070108     849,986     12,842  SH           sole              12,842
Johnson & Johnson                    common    478160104     322,028      3,286  SH           sole               3,286
Koninklijke Philips Electronics NV   common    718337540   8,663,549     85,884  SH           sole              85,884
KS Bancorp                           common    48266R108   1,045,143     60,588  SH           sole              60,588
Kroger Company                       common    501044101     558,760     20,000  SH           sole              20,000
Latin American Discovery Fund        common    51828C106   4,557,600    486,144  SH           sole             486,144
Leggett & Platt, Inc.                common    524660107   3,956,640    142,274  SH           sole             142,274
Lilly, Eli & Co.                     common    532457108     293,663      4,100  SH           sole               4,100
Lowes Companies Inc.                 common    548661107   2,109,701     37,216  SH           sole              37,216
Lucent Technologies Inc.             common    549463107     458,103      6,793  SH           sole               6,793
MCI Worldcom, Inc.                   common    55268B106     264,212      3,070  SH           sole               3,070
Market America, Inc.                 common    570556100      58,130     10,000  SH           sole              10,000
Martin Marietta Materials            common    573284106     234,525      3,975  SH           sole               3,975
McDonalds Corporation                common    580135101   1,023,026     24,876  SH           sole              24,876
MediaOne Group, Inc.                 common    58440J104  14,217,004    191,153  SH           sole             191,153
Medtronics, Inc.                     common    585055106     264,775      3,400  SH           sole               3,400
Mellon Bk. Corp.                     common    585509102     951,134     26,148  SH           sole              26,148
Merck & Co.                          common    589331107  13,006,445    176,658  SH           sole             176,658
Methode Electronics, Inc. Class A    common    591520200     583,313     25,500  SH           sole              25,500
Microsoft Corporation                common    594918104  26,480,820    293,618  SH           sole             293,618
Minnesota Mining & Mfg.              common    604059105   6,711,787     77,202  SH           sole              77,202
MorganStanley/DeanWitter Asia Pac    common    61744U106     105,193     11,000  SH           sole              11,000
Morgan, JP & Co.                     common    616880100     281,000      2,000  SH           sole               2,000
Newell Rubbermaid, Inc.              common    651229106     651,569     14,050  SH           sole              14,050
Newsedge Corp                        common    65249Q106     160,167     20,500  SH           sole              20,500
Nokia Corp.                          common    654902204     595,160      6,500  SH           sole               6,500
Norrell Corp Ga                      common    656301108     242,681     12,900  SH           sole              12,900
Ohio St Finl Svcs Inc                common    677911109     144,375     15,000  SH           sole              15,000
Pennsylvania Real Estate Invt.       common    709102107     240,787     11,500  SH           sole              11,500
Peoples Bank Newton NC               common    710215104     541,500     28,500  SH           sole              28,500
Pepsico, Inc.                        common    713448108  11,417,641    295,121  SH           sole             295,121
Pfizer, Inc.                         common    717081103     622,390      5,710  SH           sole               5,710
Pharmanetics, Inc.                   common    71713J107   1,716,639    249,693  SH           sole             249,693
Philip Morris Cos. Inc.              common    718154107     917,532     22,831  SH           sole              22,831
Pitney Bowes, Inc.                   common    724479100     411,200      6,400  SH           sole               6,400
Pluma Corp                           common    729272104       6,815     43,602  SH           sole              43,602
Polaris Industries, Inc.             common    731068102     261,000      6,000  SH           sole               6,000
Polymer Group, Inc.                  common    731745105     293,750     25,000  SH           sole              25,000
Post PPTYS, Inc.                     common    737464107     496,100     12,100  SH           sole              12,100
Proctor & Gamble                     common    742718109   1,106,522     12,398  SH           sole              12,398
Provident Bankshares Corp            common    743859100   1,469,795     63,217  SH           sole              63,217
Quitman Bancorp                      common    748803103     243,313     22,900  SH           sole              22,900
Raven Ind.                           common    754212108     220,800     13,800  SH           sole              13,800
RF Micro Devices, Inc.               common    749941100     626,850      8,400  SH           sole               8,400
Saks, Inc.                           common    79377R109     349,388     12,100  SH           sole              12,100
Sara Lee Corporation                 common    803111103     848,123     37,382  SH           sole              37,382
SBC Communications Inc.              common    78387G103     200,854      3,463  SH           sole               3,463
Schering-Plough Corp                 common    806605101     869,190     16,556  SH           sole              16,556
Scottish Bk Charlotte, NC            common    81013N104     200,000     12,500  SH           sole              12,500
Sealed Air Corp. New                 common    812211K100    720,113     11,100  SH           sole              11,100
Security Bancorp Inc TN              common    81377P109     333,200     23,800  SH           sole              23,800
ServiceMaster Co.                    common    81760N109   8,866,875    472,900  SH           sole             472,900
SGV Bancorp Inc                      common    78422T102     572,500     28,625  SH           sole              28,625
Sistersville Bancorp Inc             common    829793108     346,938     30,500  SH           sole              30,500
Sonoco Products                      common    835495102   6,802,931    227,234  SH           sole             227,234
Southcoast Community Bank            common    840903108     203,500     22,000  SH           sole              22,000
Southern Financial Bancorp           common    842870107   2,365,130    116,080  SH           sole             116,080
Stone Street Bancorp, Inc.           common    861747103     704,500     35,225  SH           sole              35,225
Sun Microsystems, Inc.               common    866810104     253,460      3,680  SH           sole               3,680
Suntrust Banks, Inc.                 common    867914103     302,472      4,356  SH           sole               4,356
Sysco Corporation                    common    871829107   8,558,984    287,089  SH           sole             287,089
TCF Financial Corp                   common    872275102     411,212     14,752  SH           sole              14,752
Three Rivers Financial Corp          common    88562H107     136,043     11,220  SH           sole              11,220
Tri Continental Corp                 common    895436103     312,484     10,354  SH           sole              10,354
Triad Guaranty Inc.                  common    895925105  13,066,136    728,446  SH           sole             728,446
Tribune Co                           common    896047107  11,671,701    133,965  SH           sole             133,965
UMB Financial Corp                   common    902788108     534,866     12,475  SH           sole              12,475
Unifirst Corporation - Mass          common    904708104   6,742,872    366,959  SH           sole             366,959
United Payors & United Providers     common    911319101     927,520     40,000  SH           sole              40,000
US Airways Group, Inc.               common    911905107   6,087,232    139,734  SH           sole             139,734
US Bancorp Del                       common    911596104   1,151,438     34,500  SH           sole              34,500
Vaughn-Bassett Furniture Co.         common    92238J109     244,260      5,428  SH           sole               5,428
VF Corporation                       common    918204108   4,495,718    105,163  SH           sole             105,163
Wachovia Corporation                 common    929771103   2,698,058     31,533  SH           sole              31,533
Wallace Computer Service             common    932270101   3,707,875    148,315  SH           sole             148,315
Wal-Mart Stores                      common    931142103     234,495      4,860  SH           sole               4,860
Walter Inds. Inc.                    common    93317Q105   5,465,787    422,460  SH           sole             422,460
Warner-Lambert Co. - W/I             common    934488107     331,800      4,800  SH           sole               4,800
Wellington Hall Ltd.                 common    949535207       2,125     12,500  SH           sole              12,500
William Companies                    common    969457100     255,360      6,000  SH           sole               6,000
Worthington Inc.                     common    981811102     442,829     26,941  SH           sole              26,941

                                                         356,374,252
